SCHEDULE OF INVESTMENTS

Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.4%
AT&T, Inc.	199	$5,740

Total Communication Services - 1.4%		5,740
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.4%
V.F. Corp.	71	5,813

Distributors – 1.6%
Genuine Parts Co.	51	6,474

General Merchandise Stores – 1.8%
Target Corp.	30	7,348

Home Furnishings – 1.5%
Leggett & Platt, Inc.	124	6,424

Home Improvement Retail – 1.5%
Lowe’s Co., Inc.	31	6,044

Restaurants – 1.5%
McDonalds Corp.	27	6,166

Total Consumer Discretionary - 9.3%		38,269
Consumer Staples

Agricultural Products – 1.6%
Archer Daniels Midland Co.	105	6,387

Distillers & Vintners – 1.5%
Brown-Forman Corp., Class B	81	6,087

Drug Retail – 1.5%
Walgreen Co.	118	6,214

Food Distributors – 1.4%
Sysco Corp.	76	5,891

Household Products – 6.1%
Clorox Co. (The)	33	5,975
Colgate-Palmolive Co.	78	6,384
Kimberly-Clark Corp.	47	6,341
Procter & Gamble Co. (The)	47	6,308
		25,008
Hypermarkets & Super Centers – 1.5%
Wal-Mart Stores, Inc.	45	6,312

Packaged Foods & Meats – 3.0%
Hormel Foods Corp.	135	6,444
McCormick & Co., Inc.	68	6,046
		12,490
Soft Drinks – 3.1%
Coca-Cola Co. (The)	115	6,221
PepsiCo, Inc.	43	6,362
		12,583
Total Consumer Staples - 19.7%		80,972
Energy

Integrated Oil & Gas – 1.6%
Chevron Corp.	62	6,458

Oil & Gas Exploration & Production – 1.7%
Exxon Mobil Corp.	113	7,108

Total Energy - 3.3%		13,566
Financials

Asset Management & Custody Banks – 3.3%
Franklin Resources, Inc.	213	6,809
T. Rowe Price Group, Inc.	35	6,942
		13,751

Financial Exchanges & Data – 1.6%
S&P Global, Inc.	16	6,621

Life & Health Insurance – 1.5%
Aflac, Inc.	117	6,296

Property & Casualty Insurance – 3.1%
Chubb Ltd.	37	5,880
Cincinnati Financial Corp.	57	6,677
		12,557
Regional Banks – 1.5%
People’s United Financial, Inc.	350	5,996

Total Financials - 11.0%		45,221
Health Care

Health Care Distributors – 1.4%
Cardinal Health, Inc.	102	5,822

Health Care Equipment – 4.3%
Abbott Laboratories	51	5,887
Becton Dickinson & Co.	24	5,951
Medtronic plc	48	5,924
		17,762

Health Care Supplies – 1.7%
West Pharmaceutical Services, Inc.	19	6,947

Pharmaceuticals – 3.1%
AbbVie, Inc.	56	6,333
Johnson & Johnson	38	6,232
		12,565
Total Health Care - 10.5%		43,096
Industrials

Aerospace & Defense – 1.5%
General Dynamics Corp.	34	6,321

Air Freight & Logistics – 1.7%
Expeditors International of Washington, Inc.	56	7,152

Building Products – 1.6%
A. O. Smith Corp.	92	6,601

Construction Machinery & Heavy Trucks – 1.4%
Caterpillar, Inc.	27	5,922

Diversified Support Services – 1.7%
Cintas Corp.	18	6,762

Electrical Components & Equipment – 1.6%
Emerson Electric Co.	68	6,518

Industrial Conglomerates – 3.2%
3M Co.	31	6,151
Roper Industries, Inc.	14	6,781
		12,932

Industrial Machinery – 6.1%
Dover Corp.	42	6,366
Illinois Tool Works, Inc.	27	6,126
Pentair, Inc.	97	6,578
Stanley Black & Decker, Inc.	30	6,139
		25,209
Trading Companies & Distributors – 1.6%
W.W. Grainger, Inc.	15	6,475

Total Industrials - 20.4%		83,892
Information Technology

Data Processing & Outsourced Services – 1.5%
Automatic Data Processing, Inc.	32	6,350

IT Consulting & Other Services – 1.6%
International Business Machines Corp.	44	6,445

Total Information Technology - 3.1%		12,795
Materials
Industrial Gases – 3.0%
Air Products and Chemicals, Inc.	22	6,205
Linde plc	21	6,208
		12,413

Paper Packaging – 1.5%
Amcor plc	534	6,118

Specialty Chemicals – 5.9%
Albemarle Corp.	39	6,542
Ecolab, Inc.	28	5,688
PPG Industries, Inc.	36	6,087
Sherwin-Williams Co. (The)	23	6,228
		24,545

Steel – 1.9%
Nucor Corp.	80	7,718

Total Materials - 12.3%		50,794
Real Estate

Residential REITs – 1.5%
Essex Property Trust, Inc.	21	6,319

Retail REITs – 3.1%
Federal Realty Investment Trust	57	6,680
Realty Income Corp.	90	6,022
		12,702
Total Real Estate - 4.6%		19,021
Utilities

Electric Utilities – 1.4%
NextEra Energy, Inc.	80	5,864

Gas Utilities – 1.4%
Atmos Energy Corp.	61	5,823

Multi-Utilities – 1.4%
Consolidated Edison, Inc.	81	5,799

Total Utilities - 4.2%		17,486

TOTAL COMMON STOCKS – 99.8%		$410,852
(Cost: $280,949)

TOTAL INVESTMENT SECURITIES – 99.8%		$410,852
(Cost: $280,949)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,005

NET ASSETS – 100.0%		$411,857

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$410,852	$—	$—
Total	$410,852	$—	$—

The following acronym is used throughout this schedule:

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,949

Gross unrealized appreciation	132,116

Gross unrealized depreciation	(2,213)
Net unrealized appreciation	$129,903